Summary of changes in share options outstanding (Details)	12 Months Ended
	Mar. 31, 2022 shares ₨ / shares	Mar. 31, 2021 shares ₨ / shares
Share Plan 2006 And India Share Plan 2006 [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding at the beginning of the year | shares	219,986	458,912
Number of options outstanding at the beginning of the year | ₨ / shares	₨ 318.33	₨ 328.12
Granted during the year | shares
Granted during the year | ₨ / shares
Forfeited during the year | shares		238,926
Forfeited during the year | ₨ / shares		₨ 317.79
Expired during the year | shares	15,762
Expired during the year | ₨ / shares	₨ 351.37
Exercised during the year | shares
Exercised during the year | ₨ / shares
Number of options outstanding at the end of the year | shares	204,224	219,986
Number of options outstanding at the end of the year | ₨ / shares	₨ 329.23	₨ 318.33
Vested/exercisable | shares	204,224	219,986
Vested/exercisable | ₨ / shares	₨ 329.23	₨ 318.33
2016 Stock Option and Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding at the beginning of the year | shares	681,227	235,247
Number of options outstanding at the beginning of the year | ₨ / shares	₨ 293.23	₨ 640.98
Granted during the year | shares		466,100
Granted during the year | ₨ / shares		₨ 146.28
Forfeited during the year | shares	115,257	6,420
Forfeited during the year | ₨ / shares	₨ 154.20	₨ 731.40
Expired during the year | shares	158,647	13,700
Expired during the year | ₨ / shares	₨ 560.80	₨ 731.40
Number of options outstanding at the end of the year | shares	407,323	681,227
Number of options outstanding at the end of the year | ₨ / shares	₨ 246.66	₨ 293.23
Vested/exercisable | shares	191,988	231,250
Vested/exercisable | ₨ / shares	₨ 352.82	₨ 547.43